Intangible Asset (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 04, 2024	Aug. 29, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Intangible Asset [Line Items]
License fee		$ 25,000
Fees and expenses							$ 30,704
Professional fees							7,132
Initial financing gross proceeds							500,000
Intangible asset							52,363
Impairment loss						$ 52,363	52,363
Impairment loss			$ 7,500	$ 6,284	17,500	6,284	6,284
Purchase of intangible asset	$ 150,000				$ 150,000			$ 62,836
Purchase price amount	150,000
Installments amount	$ 37,500
Estimated useful life			5 years		5 years		5 years
Other Intangible Assets [Member]
Intangible Asset [Line Items]
Estimated useful life			5 years	5 years	5 years	5 years